Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Projected Annual Minimum Rental Commitments	The projected annual minimum rental commitments are as follows:

Amount
(In thousands)
2013	$11,156
2014	11,281
2015	11,083
2016	10,686
2017	9,416
Thereafter	59,593

$113,215